As filed with the Securities and Exchange Commission on December 29, 1998

                                                                  File Nos.
                                                                   33-11444
                                                                   811-4986

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.   25                          (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   27                                         (X)

                       FRANKLIN INVESTORS SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b)
   [X]  on January 1, 1999 pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (Date) pursuant to paragraph (a)(1)
   [ ]  75 days after filing pursuant to paragraph (a)(2)
   [ ]  on (Date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment




Title of Securities Being Registered:
Shares of Beneficial Interest:

FRANKLIN INVESTORS SECURITIES TRUST
   Franklin Global Government Income Fund - Class A
   Franklin Global Government Income Fund - Class C
   Franklin Short-Intermediate U.S. Government Securities Fund - Class A Franklin Convertible Securities Fund - Class A
   Franklin Convertible Securities Fund - Class C
   Franklin Equity Income Fund - Class A
   Franklin Equity Income Fund - Class B
   Franklin Equity Income Fund - Class C




The Registrant's prospectuses and statements of additional information dated March 1, 1998, as filed with the Securities and Exchange Commission under Form Type 485BPOS on February 27, 1998 (File Nos. 33-11444 and 811-4986) are hereby incorporated by reference.






o FIST1 *P2

                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                                     (Equity Fund Only)
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                (FIST1 - FRANKLIN GLOBAL GOVERNMENT INCOME FUND,
          FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND,
      FRANKLIN CONVERTIBLE SECURITIES FUND AND FRANKLIN EQUITY INCOME FUND)
                 DATED MARCH 1, 1998, AS AMENDED AUGUST 3, 1998


The prospectus is amended as follows:

I.   As of January 1, 1999,  the Equity  Fund  offers  three  classes of shares:
     Class A, Class B and Class C. The Global Fund also offers three classes of shares: Class A, Class C and Advisor Class. The Short-Intermediate Fund offers two classes of shares: Class A and Advisor Class. The Convertible Fund also offers two classes of shares: Class A and Class C.

     Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The second paragraph on the cover of the prospectus is replaced with the following:

     This prospectus describes each fund's Class A shares, the Equity Fund's Class B shares, and the Global Fund's, Convertible Fund's and Equity Fund's Class C shares. The Global Fund and Short-Intermediate Fund currently offer another share class with a different sales charge and expense structure, which affects performance.

III. The section "Expense Summary" is replaced with the following:

     This table is designed to help you understand the costs of investing in the funds. It is based on the funds' historical expenses for the fiscal year ended October 31, 1997. The funds' actual expenses may vary.

                                                   SHORT-
                                     GLOBAL     INTERMEDIATE          CONVERTIBLE       EQUITY
                                      FUND          FUND                 FUND            FUND
     --------------------------------------------------------------------------------------------

     A. SHAREHOLDER TRANSACTION EXPENSES1

     CLASS A 2
     Maximum Sales Charge (as a
     percentage of Offering Price)    4.25%        2.25%                 5.75%           5.75%

      Paid at time of purchase3       4.25%        2.25%                 5.75%           5.75%

      Paid at redemption4             NONE         NONE                  NONE            NONE

     Exchange Fee (per transaction)5  NONE         NONE                  NONE            NONE

     CLASS B 6

     Maximum Sales Charge (as a
     percentage of Offering Price)     ---          ---                   ---            4.00%

      Paid at time of purchase3        ---          ---                   ---            NONE

      Paid at redemption4              ---          ---                   ---            4.00%

     Exchange Fee (per transaction)5   ---          ---                   ---            NONE

     CLASS C 2

     Maximum Sales Charge (as a
     percentage of Offering Price)    1.99%         ---                  1.99%           1.99%

      Paid at time of purchase3       1.00%         ---                  1.00%           1.00%

      Paid at redemption4             0.99%         ---                  0.99%           0.99%

     Exchange Fee (per transaction)5  NONE          ---                  NONE            NONE

     B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     CLASS A2
     Management Fees                  0.60%        0.56%                 0.57%           0.53%

     Rule 12b-1 Fees7                 0.10%        0.08%                 0.25%           0.25%

     Other Expenses                   0.20%        0.14%                 0.18%           0.19%
                                     ----------------------------------------------------------

     Total Fund Operating Expenses    0.90%        0.78%                 1.00% 8         0.97%
                                     ==========================================================

     CLASS B6

     Management Fees                   ---          ---                   ---            0.53%

     Rule 12b-1 Fees7                  ---          ---                   ---            1.00%

     Other Expenses                    ---          ---                   ---            0.19%
                                     ----------------------------------------------------------

     Total Fund Operating Expenses     ---          ---                   ---            1.72%
                                     ==========================================================

     CLASS C2

     Management Fees                  0.60%         ---                  0.57%           0.53%

     Rule 12b-1 Fees7                 0.65%         ---                  0.99%           1.00%

     Other Expenses                   0.20%         ---                  0.18%           0.19%
                                     ----------------------------------------------------------

     Total Fund Operating Expenses    1.45%         ---                  1.74%           1.72%
                                     ==========================================================

     C. EXAMPLE

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.

                                                    SHORT-
                                      GLOBAL     INTERMEDIATE           CONVERTIBLE      EQUITY
                                       FUND          FUND                  FUND           FUND
     ----------------------------------------------------------------------------------------------

     CLASS A

     1 Year9 ....................     $  513        $  303                $  671          $  668
     3 Years ....................     $  700        $  469                $  875          $  866
     5 Years ....................     $  902        $  649                $1,096          $1,080
     10 Years ...................     $1,486        $1,169                $1,729          $1,696

     CLASS B

     Assuming you sold your shares
     at the end of the period

     1 Year .....................     $  ---        $  ---                $  ---          $  575
     3 Years ....................     $  ---        $  ---                $  ---          $  842
     5 Years ....................     $  ---        $  ---                $  ---          $1,133
     10 Years10 .................     $  ---        $  ---                $  ---          $1,831

     Assuming you stayed in the
     fund

     1 Year .....................     $  ---        $  ---                $  ---          $  175
     3 Years ....................     $  ---        $  ---                $  ---          $  542
     5 Years ....................     $  ---        $  ---                $  ---          $  933
     10 Years10 .................     $  ---        $  ---                $  ---          $1,831

     CLASS C

     1 Year11 ...................     $  344        $  ---                $  373          $  371
     3 Years ....................     $  554        $  ---                $  643          $  636
     5 Years ....................     $  884        $  ---                $1,034          $1,024
     10 Years ...................     $1,818        $  ---                $2,131          $2,110

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The funds pay their operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

     1. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
     2. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
     3. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
     4. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
     5. There is a $5 fee for exchanges by Market Timers.
     6. The Equity Fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended October 31, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
     7. These fees may not exceed 0.15% for Global Fund - Class A, 0.10% for Short-Intermediate Fund, 0.25% for Convertible Fund - Class A and Equity Fund - Class A, 0.65% for Global Fund - Class C, and 1.00% for Convertible Fund - Class C and Class B and C of Equity Fund. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
     8. Class A total fund operating expenses are different than the ratio of expenses to average net assets shown under "Financial Highlights" due to a timing difference between the end of the 12b-1 plan year and the fund's fiscal year end.
     9. Assumes a Contingent Deferred Sales Charge will not apply.
     10. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
     11. For the same Class C investment, you would pay projected expenses of $246 (Global Fund), $275 (Convertible Fund), and $273 (Equity Fund) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

IV.  The following information is added to the section "Financial Highlights":


     GLOBAL FUND                                            SIX MONTHS ENDED
                                                             APRIL 30, 1998
                                                              (UNAUDITED)
                                                     ---------------------------
                                                        CLASS A       CLASS C
                                                     ---------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period                 $8.41         $8.41
                                                     ---------------------------
     Income from investment operations:
         Net investment income                              .31           .29
         Net realized and unrealized gains                  .01           .02
                                                     ---------------------------
     Total from investment operations                       .32           .31
                                                     ---------------------------
     Less distributions from:
         Net investment income                             (.30)         (.28)
         In excess of net investment income                (.01)         (.01)
                                                     ---------------------------
     Total distributions                                   (.31)         (.29)
                                                     ===========================
     Net asset value, end of period                       $8.42         $8.43
                                                     ===========================

     Total return*                                         3.87%         3.71%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                  $114,102        $5,605
     Ratios to average net assets:
         Expenses                                           .93%**       1.48%**
         Net investment income                             7.33%**       6.78%**
     Portfolio turnover rate                              19.16%        19.16%



     SHORT-INTERMEDIATE FUND                           SIX MONTHS ENDED
                                                        APRIL 30, 1998
                                                          (UNAUDITED)
                                                       ------------------
                                                            CLASS A
                                                       ------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period                    $10.29
                                                       ------------------
     Income from investment operations:
         Net investment income                                  .27
         Net realized and unrealized gains (losses)            (.01)
                                                       ------------------
     Total from investment operations                           .26
                                                       ------------------
     Less distributions from:
         Net investment income                                 (.28)
         Net realized gains                                      --
                                                       ------------------
     Total distributions                                       (.28)
                                                       ==================
     Net asset value, end of period                          $10.27
                                                       ==================

     Total return*                                             2.63%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                       $187,528
     Ratios to average net assets:
         Expenses                                               .78%**
         Net investment income                                 5.30%**
     Portfolio turnover rate                                  37.06%



     CONVERTIBLE FUND                                      SIX MONTHS ENDED
                                                            APRIL 30, 1998
                                                             (UNAUDITED)
                                                     --------------------------
                                                        CLASS A       CLASS C
                                                     --------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period                $14.74        $14.68
                                                     --------------------------
     Income from investment operations:
         Net investment income                              .31           .25
         Net realized and unrealized gains                  .42           .42
                                                     --------------------------
     Total from investment operations                       .73           .67
                                                     --------------------------
     Less distributions from:
         Net investment income                             (.35)         (.29)
         Net realized gains                               (1.04)        (1.04)
                                                     --------------------------
     Total distributions                                  (1.39)        (1.33)
                                                     ==========================
     Net asset value, end of period                      $14.08        $14.02
                                                     ==========================

     Total return*                                         5.38%         4.98%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                  $224,824       $52,030
     Ratios to average net assets:
         Expenses                                           .96%**       1.70%**
         Net investment income                             4.46%**       3.74%**
     Portfolio turnover rate                              45.53%        45.53%
     Average commission rate paid***                       $.0501        $.0501



     EQUITY FUND                                           SIX MONTHS ENDED
                                                            APRIL 30, 1998
                                                             (UNAUDITED)
                                                     ---------------------------
                                                        CLASS A       CLASS C
                                                     ---------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period               $19.31         $19.26
                                                     -------------------------
     Income from investment operations:
         Net investment income                             .31            .24
         Net realized and unrealized gains                2.51           2.49
                                                     -------------------------
     Total from investment operations                     2.82           2.73
                                                     -------------------------
     Less distributions from:
          Net investment income                           (.34)+         (.26)+
          Net realized gains                              (.80)          (.80)
                                                     -------------------------
     Total distributions                                 (1.14)         (1.06)
                                                     -------------------------
     Net asset value, end of period                     $20.99         $20.93
                                                     =========================

     Total return*                                       15.05%         14.60%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                  $440,140       $77,348
     Ratios to average net assets:
         Expenses                                          .90%**        1.64%**
         Net investment income                            3.02%**        2.22%**
     Portfolio turnover rate                             14.87%         14.87%
     Average commission rate paid***                      $.0500         $.0500

     * Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.
     ** Annualized.
     *** Relates to purchases and sales of equity securities.
     + Includes distributions in excess of net investment income in the amount of $.002.

V.   The following  paragraphs  are added under "What Are the Risks of Investing
     in  the  Fund?"   (the   section   "Euro   Risk"  does  not  apply  to  the
     Short-Intermediate Fund):

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

     Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

     If an issuer in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

     EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on a fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that a fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

VI.  In the section "Who Manages the Fund?",

     (a) the section "Management Team - Equity Fund" is replaced with the following:

     Frank Felicelli since the fund's inception and Kent P. Shepherd since August 1998.

     (b) the following is added to the end of the section:

     Kent P. Shepherd
     Vice President of Advisers

     Mr. Shepherd holds undergraduate degrees in Economics and Political Science from Northwestern University and an MBA in International Finance from UCLA. In addition, Mr. Shepherd is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Shepherd has been with the Franklin Templeton Group since 1991.

     (c) Howard M. McEldowney's general involvement with the investment strategy of the Equity Fund remains unchanged.

     (d) the following is added after the "Administrative Services" section:

     YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

     When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Advisers may have no control.

     (e) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

     (f) and the following paragraphs are added to the section "The Rule 12b-1 Plans":

     Under the Class B plan, the Equity Fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

     The Equity Fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VII. Under "How Is the Trust Organized?",

     (a) the first paragraph is replaced with the following:

     The Global Fund is a non-diversified series, and each other fund is a diversified series of Franklin Investors Securities Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on December 22, 1986, and is registered with the SEC. The Equity Fund and Global Fund each offers three classes of shares: Franklin Equity Income Fund - Class A, Franklin Equity Income Fund - Class B and Franklin Equity Income Fund - Class C; and Franklin Global Government Income Fund - Class A, Franklin Global Government Income Fund - Class C and Franklin Global Government Income Fund
     - Advisor Class. The Convertible Fund and Short-Intermediate Fund each offers two classes of shares: Franklin Convertible Securities Fund - Class A and Franklin Convertible Securities Fund - Class C; and Franklin Short-Intermediate U.S. Government Securities Fund - Class A and Franklin Short-Intermediate U.S. Government Securities Fund - Advisor Class. Additional series and classes of shares may be offered in the future.

     (b) and the following is added:

     As of December 7, 1998, Templeton Funds Trust Company and Franklin Templeton Trust Company each owned of record and beneficially more than 25% of the outstanding Advisor Class shares of the Short-Intermediate Fund, and Franklin Templeton Trust Company, as trustee for ValuSelect, owned of record and beneficially more than 25% of the outstanding Advisor Class shares of the Global Fund.

VIII.The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

     CHOOSING A SHARE CLASS

     Each class has its own sales charge and expense structure,  allowing you to
     choose  the  class  that  best  meets  your   situation.   Your  investment
     representative can help you decide.

            CLASS A*                     CLASS B*                     CLASS C*
                                 (Only applicable to the
                                       Equity Fund)
     ----------------------------------------------------------------------------------
       o  Front-end sales         o  No front-end sales           o  Front-end sales
          charge of 5.75%            charge                          charge of 1%
          or less
          (Convertible Fund
          and Equity Fund),
          4.25% or less
          (Global Fund) or
          2.25% or less
          (Short-Intermediate
          Fund)

       o  Contingent              o  Contingent Deferred          o  Contingent Deferred
          Deferred Sales             Sales Charge of 4% or           Sales Charge of 1% on
          Charge of 1% on            less on shares you              shares you sell within
          purchases of $1            sell within six years           18 months
          million or more
          sold within one
          year

       o  Lower annual            o  Higher annual                o  Higher annual
          expenses than              expenses than Class A           expenses than Class A
          Class B or C due           (same as Class C) due           (same as Class B) due
          to lower Rule              to higher Rule 12b-1            to higher Rule 12b-1
          12b-1 fees                 fees. Automatic                 fees. No conversion to
                                     conversion to Class A           Class A shares, so
                                     shares after eight              annual expenses do not
                                     years, reducing future          decrease.
                                     annual expenses.
       o  No maximum              o  Maximum purchase             o  Maximum purchase
          purchase amount            amount of $249,999. We          amount of $999,999. We
                                     invest any investment           invest any investment
                                     of $250,000 or more in          of $1 million or more
                                     Class A shares, since           in Class A shares,
                                     a reduced front-end             since there is no
                                     sales charge is                 front-end sales charge
                                     available and Class             and Class A's annual
                                     A's annual expenses             expenses are lower.
                                     are lower.

     *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The Equity Fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

     PURCHASE PRICE OF FUND SHARES

     For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                         TOTAL SALES CHARGE          AMOUNT PAID
                                         AS A PERCENTAGE OF           TO DEALER
                                     ----------------------------        AS A
     AMOUNT OF PURCHASE              OFFERING          NET AMOUNT   PERCENTAGE OF
     AT OFFERING PRICE                PRICE            INVESTED     OFFERING PRICE
     ------------------------------------------------------------------------------

     CLASS A - CONVERTIBLE FUND
     AND EQUITY FUND
     Under $50,000                    5.75%              6.10%         5.00%
     $50,000 but less than
     $100,000                         4.50%              4.71%         3.75%
     $100,000 but less than           3.50%              3.63%         2.80%
     $250,000
     $250,000 but less than           2.50%              2.56%         2.00%
     $500,000
     $500,000 but less than           2.00%              2.04%         1.60%
     $1,000,000
     $1,000,000 or more*              None               None          None

     CLASS A - GLOBAL FUND
     Under $100,000                   4.25%              4.44%         4.00%
     $100,000 but less than           3.50%              3.63%         3.25%
     $250,000
     $250,000 but less than           2.50%              2.56%         2.25%
     $500,000
     $500,000 but less than           2.00%              2.04%         1.85%
     $1,000,000
     $1,000,000 or more*              None               None          None

     CLASS A -
     SHORT-INTERMEDIATE FUND
     Under $100,000                   2.25%              2.31%         2.00%
     $100,000 but less than           1.75%              1.78%         1.50%
     $250,000
     $250,000 but less than           1.25%              1.27%         1.00%
     $500,000
     $500,000 but less than           1.00%              1.01%         0.85%
     $1,000,000
     $1,000,000 or more*              None               None          None

     CLASS B* - EQUITY FUND           None               None          None

     CLASS C - CONVERTIBLE
     FUND, EQUITY FUND AND
     GLOBAL FUND
     Under $1,000,000*                1.00%              1.01%         1.00%

     *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

IX. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

     (a) the first paragraph is replaced with the following:

     SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

     (b) the second waiver category is replaced with the following:

     2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

          If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

          Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

          This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

     (c) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

     12.  Qualified   registered   investment   advisors   who  buy   through  a
          broker-dealer or service agent who has entered into an agreement with Distributors

X. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

     HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

     Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

     Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

     Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

XI. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

     OTHER PAYMENTS TO SECURITIES DEALERS

     The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

     1. Class A purchases of $1 million or more - up to 1% of the amount invested (Convertible Fund and Equity Fund) or up to 0.75% of the amount invested (Global Fund and Short-Intermediate Fund).

     2.   Class B purchases - up to 4% of the amount invested.

     3.   Class C purchases - up to 1% of the purchase price.

     4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers
          - Retirement Plans" above - up to 1% of the amount invested.

     5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

     6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

     A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

     FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XII. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

     If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

     Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

XIII.In the  section  "Contingent  Deferred  Sales  Charge,"  found under "May I
     Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

     (a) the following sentence is added to the end of the first paragraph:

     The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

     (b) and the third paragraph is replaced with the following:

     If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XIV. The second and third bulleted items in the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", are replaced with the following:

     You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

     Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

XV.  In the "By Phone" section of the chart under "How Do I Sell Shares?",

     (a) the first bulleted item is replaced with the following:

         If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call
        Institutional Services to receive a copy.

     (b) and the third bulleted item is deleted.

XVI. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

     (a) the following is added after the second paragraph:

     For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                                    THIS % IS DEDUCTED FROM YOUR
         IF YOU SELL YOUR CLASS B SHARES            PROCEEDS AS A CONTINGENT
         WITHIN THIS MANY YEARS AFTER BUYING THEM   DEFERRED SALES CHARGE
         -----------------------------------------------------------------------
         1 Year                                     4
         2 Years                                    4
         3 Years                                    3
         4 Years                                    3
         5 Years                                    2
         6 Years                                    1
         7 Years                                    0

     (b) and the section "Waivers" is replaced with the following:

     WAIVERS. We waive the Contingent Deferred Sales Charge for:

     o    Account fees

     o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

     o Redemptions by the fund when an account falls below the minimum required account size

     o    Redemptions following the death of the shareholder or beneficial owner

     o Redemptions through a systematic withdrawal plan set up before February 1, 1995

     o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

     o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

     o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

     o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

     o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XVII.The fourth  paragraph  under "What  Distributions  Might I Receive From the
     Fund?" is replaced with the following:

     Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XVIII. Distribution option 3 and the paragraph following it in the section "What
     Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

     3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

     Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XIX. Under "Transaction Procedures and Special Requirements,"

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XX.  In the section "Services to Help You Manage Your Account":

     (a) the second sentence under "Automatic Investment Plan" is replaced with the following:

     Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

     (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

     If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

     (c) the section "Electronic Fund Transfers - Class I Only" is replaced with the following:

     ELECTRONIC FUND TRANSFERS

     You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

     (d) the third bulleted item under "TeleFACTS(R)" is replaced with the following:

     o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

     (e) and the last sentence and the chart under "TeleFACTS(R)" are replaced with the following:

     The code numbers for Class A, B and C are:

                                     CLASS A     CLASS B     CLASS C
     ------------------------------------------------------------------
     Convertible Fund                  137         ---         237
     Equity Fund                       139         339         239
     Global Fund                       135         ---         235
     Short-Intermediate Fund           136         ---         ---

XXI. In the "Useful Terms and Definitions" section:

     (a) the definition of "Class I, Class II and Advisor Class" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Equity Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The Global Fund also offers three classes of shares, designated "Class A," "Class C" and "Advisor Class." The Short-Intermediate Fund offers two classes of shares, designated "Class A" and "Advisor Class." The Convertible Fund also offers two classes of shares, designated "Class A" and "Class C." The classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     (b) and the following definitions are revised:

     CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

     CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A of the Convertible Fund and the Equity Fund, 4.25% for Class A of the Global Fund, 2.25% for Class A of the Short-Intermediate Fund and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.






o FIST1 *SA

                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                                     (Equity Fund Only)
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                (FIST1 - FRANKLIN GLOBAL GOVERNMENT INCOME FUND,
          FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND,
     FRANKLIN CONVERTIBLE SECURITIES FUND, AND FRANKLIN EQUITY INCOME FUND)
                               DATED MARCH 1, 1998

The Statement of Additional Information is amended as follows:

I.   As of January 1, 1999,  the Equity  Fund  offers  three  classes of shares:
     Class A, Class B and Class C. The Global Fund also offers three classes of shares: Class A, Class C and Advisor Class. The Short-Intermediate Fund offers two classes of shares: Class A and Advisor Class. The Convertible Fund also offers two classes of shares: Class A and Class C.

     Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The second paragraph on page 2 is replaced with the following:

     This SAI describes each Fund's Class A and C shares (except in the case of the Short-Intermediate Fund, which does not offer Class C shares) and the Equity Fund's Class B shares. The Global Fund and Short-Intermediate Fund each currently offer another share class with a different sales charge and expense structure, which affects performance. To receive more information about the other share class, contact your investment representative or call 1-800/DIAL BEN.

III. The following is added to the "Officers and Trustees" section:

     As of December 7, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 270 shares of the Global Fund - Class A, 39,208 shares of the Short-Intermediate Fund - Class A, 454 shares of the Convertible Fund - Class A, 2,295 shares of the Equity Fund - Class A and 99,309 shares of the Short-Intermediate Fund - Advisor Class, or less than 1% of the total outstanding shares of each Fund's Class A shares and 28.47% of the total outstanding Advisor Class shares of the Short-Intermediate Fund.

IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     Except in the case of the Short-Intermediate Fund, if you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at Net Asset Value when paid.

V.   In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Fund's
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the  following  paragraphs  are added  after the  section  "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the Equity Fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The Equity Fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VI. The following information is added to the applicable sections under "How Does the Fund Measure Performance?" (the Class A performance figures for the Convertible Fund and the Equity Fund have been restated to reflect the current, maximum 5.75% initial sales charge):

     TOTAL RETURN

     The average annual total returns for the indicated periods ended April 30, 1998, were:

                                   INCEPTION                                    FROM
                                      DATE     1 YEAR   5 YEARS   10 YEARS   INCEPTION
     ------------------------------------------------------------------------------------
     CLASS A

     Global Fund                    3/15/88      3.20%     5.58%      7.25%        7.22%
     Short-Intermediate Fund        4/15/87      4.44%     4.19%      6.65%        6.69%
     Convertible Fund               4/15/87     15.27%    13.53%     12.82%       11.71%
     Equity Fund                    3/15/88     24.02%    14.65%     14.35%       14.14%

     ------------------------------------------------------------------------------------
     CLASS C

     Global Fund                     5/1/95      5.29%       ---        ---        8.26%
     Convertible Fund               10/2/95     19.11%       ---        ---       15.04%
     Equity Fund                    10/2/95     28.25%       ---        ---       19.82%


     The cumulative total returns for the indicated periods ended April 30, 1998, were:

                                   INCEPTION                                    FROM
                                      DATE     1 YEAR   5 YEARS   10 YEARS   INCEPTION
     ------------------------------------------------------------------------------------
     CLASS A

     Global Fund                    3/15/88      3.20%    31.21%    101.45%      102.61%
     Short-Intermediate Fund        4/15/87      4.44%    22.77%     90.39%      104.49%
     Convertible Fund               4/15/87     15.27%    88.64%    234.05%      239.59%
     Equity Fund                    3/15/88     24.02%    98.12%    282.18%      281.46%

     ------------------------------------------------------------------------------------
     CLASS C

     Global Fund                     5/1/95      5.29%       ---        ---       27.79%
     Convertible Fund               10/2/95     19.11%       ---        ---       43.48%
     Equity Fund                    10/2/95     28.25%       ---        ---       59.33%

     YIELD

     The yields for the 30-day period ended April 30, 1998, were:

     CLASS A

     Global Fund                          4.92%
     Short-Intermediate Fund              4.80%
     Convertible Fund                     3.43%
     Equity Fund                          2.93%

     CLASS C

     Global Fund                          5.08%
     Convertible Fund                     2.86%
     Equity Fund                          2.34%

     CURRENT DISTRIBUTION RATE

     The current distribution rates for the 30-day period ended April 30, 1998, were:


     -------------------------------------------
     CLASS A

     Global Fund                          6.83%
     Short-Intermediate Fund              5.48%
     Convertible Fund                     4.01%
     Equity Fund                          2.80%

     CLASS C

     Global Fund                          6.51%
     Convertible Fund                     3.47%
     Equity Fund                          2.22%

VII. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of December 7, 1998, the principal shareholders of the Fund, beneficial or of record, were as follows:

              NAME AND ADDRESS               SHARE AMOUNT          PERCENTAGE
------------------------------------------------------------------------------

     GLOBAL FUND - ADVISOR CLASS

     FTTC TTEE for ValuSelect                   78,867.870           77.39%
     Franklin Templeton 401K
     Attn: Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     SHORT-INTERMEDIATE FUND - CLASS A

     City of Scottsdale                        2,483,112.578         11.66%
     Attn: Mark Kochman
     3939 Civic Center Blvd.
     Scottsdale, AZ 85251-4433

     SHORT-INTERMEDIATE FUND - ADVISOR
     CLASS

     Templeton Funds Trust Co.                  216,665.696          62.11%
     Attn: Vickie Nuzzo
     100 Fountain Pky
     St. Petersburg, FL 33716-1205

     FTTC Trust Services FBO                    99,308.580           28.47%
     Harris J. Ashton IRA R/0
     P.O. Box 7519
     San Mateo, CA 94403-7519

VIII. The following is added to the section "Financial Statements":

     The unaudited financial statements contained in the Semiannual Report to Shareholders of the Trust, for the six-month period ended April 30, 1998, are incorporated herein by reference.

IX. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Equity Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The Global Fund also offers three classes of shares, designated "Class A," "Class C" and "Advisor Class." The Short-Intermediate Fund offers two classes of shares, designated "Class A" and "Advisor Class." The Convertible Fund also offers two classes of shares, designated "Class A" and "Class C." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A of the Convertible Fund and the Equity Fund, 4.25% for Class A of the Global Fund, 2.25% for Class A of the Short-Intermediate Fund and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


                Please keep this supplement for future reference.






                       FRANKLIN INVESTORS SECURITIES TRUST
                              FILE NOS. 33-11444 &
                                    811-4986

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 24     FINANCIAL STATEMENTS AND EXHIBITS

      a)    (1)     Audited Financial Statements incorporated herein by
                    reference to the Registrant's Annual Report to Shareholders dated October 31, 1997, as filed with the SEC electronically on Form Type N-30D on January 9, 1998

            FRANKLIN INVESTORS SECURITIES TRUST

            (i)     Financial Highlights

            (ii)    Statement of Investments, October 31, 1997

            (iii)   Statements of Assets and Liabilities - October 31, 1997

            (iv)    Statements of Operations for the year ended October 31,
                    1997

            (v) Statements of Changes in Net Assets for the years ended October 31, 1997 and 1996

            (vi)    Notes to Financial Statements

            (vii)   Report of Independent Accountants

            (2) Unaudited Financial Statements incorporated herein by reference to the Registrant's Semi-Annual Report to Shareholders dated April 30, 1998, as filed with the SEC electronically on Form Type N-30D on July 10, 1998

            FRANKLIN INVESTORS SECURITIES TRUST

            (i)     Financial Highlights

            (ii)    Statement of Investments, April 30, 1998

            (iii)   Statements of Assets and Liabilities - April 30, 1998

            (iv)    Statements of Operations for the six months ended April
                    30, 1998

            (v) Statements of Changes in Net Assets for the six months ended April 30, 1998 and the year ended October 31, 1997

            (vi)    Notes to Financial Statements

      b)    Exhibits:

            The following exhibits are hereby incorporated by reference, except exhibits 5(vii), 5(viii), 5(ix), 6(ii), 8(v), 8(vi), 9(i), 11(i), 13(iii), 15(x), 15(xi), 18(iv) and 18(v) which are attached herewith

      (1)   Copies of the charter as now in effect;

            (i)     Agreement and Declaration of Trust dated December 16, 1986
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of Trust dated March 13, 1990
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
                    Filing: Post-Effective Amendment No. 22 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: February 26, 1998

      (2) Copies of the existing By-Laws or instruments corresponding thereto;

            (i)     By-Laws
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (ii)    Amendment to By-Laws dated January 18, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated April 15, 1987
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (ii) Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (iii) Administration Agreement between Registrant, on behalf of Franklin Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated December 26, 1991
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (iv) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Investors Securities Trust (on behalf of its series: Franklin Global Government Income Fund), and Templeton Investment Counsel, Inc. dated May 1, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (v) Amendment dated August 1, 1995 to the Administration Agreement between Registrant, on behalf of Franklin Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated December 26, 1991
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

            (vi) Amendment dated August 1, 1995 to the Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

            (vii) Investment Advisory Agreement between Registrant, on behalf of Franklin Bond Fund, and Franklin Advisers, Inc. dated July 16, 1998

            (viii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Investors Securities Trust (on behalf of its series: Franklin Bond Fund), and Templeton Investment Counsel, Inc. dated July 16, 1998

            (ix) Fund Administration Agreement between Registrant, on behalf of Franklin Bond Fund, and Franklin Templeton Services, Inc. dated July 16, 1998

      (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 29, 1995
                    Filing: Post-Effective Amendment No. 18 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: November 27, 1996

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers

      (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Global Custody Agreement between The Chase Manhattan Bank, N.A. and Franklin Investors Securities Trust, on behalf of Franklin Global Government Income Fund, dated July 28, 1995
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

            (ii) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 18 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: November 27, 1996

            (iii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 18 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: November 27, 1996

            (iv) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 22 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: February 26, 1998

            (v) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

            (vi) Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of July 30, 1998, effective as of February 27, 1998

      (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.

      (10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i)     Opinion and Consent of Counsel dated May 14, 1998
                    Filing: Post-Effective Amendment No. 23 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    File Date: May 20, 1998

      (11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

            (i)   Consent of Independent Auditors

      (12)  All financial statements omitted from Item 23;

            Not Applicable

      (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i) Letter of Understanding relating to Franklin Global Government Income Fund - Class II and Franklin Equity Income Fund - Class II dated April 12, 1995
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (ii) Letter of Understanding relating to Franklin Adjustable Rate Securities Fund
                    Filing: Post-Effective Amendment No. 10 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: June 1, 1992

            (iii) Letter of Understanding relating to Franklin Bond Fund dated July 24, 1998

      (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan between Registrant, on behalf of Franklin Global Government Income Fund, and
                    Franklin/Templeton Distributors, Inc. dated May 1, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (ii) Distribution Plan between Registrant, on behalf of Franklin Short-Intermediate U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (iii) Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and
                    Franklin/Templeton Distributors, Inc. dated May 1, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (iv) Amended and Restated Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (v) Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (vi) Amended and Restated Distribution Plan between Registrant, on behalf of Franklin Adjustable Rate Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (vii) Class II Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Global Government Income Fund, and Franklin/Templeton Distributors, Inc. dated March 30, 1995
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (viii) Class II Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc. dated September 29, 1995
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

            (ix) Class II Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated March 30, 1995
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

            (x) Form of Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity Income Fund - Class B, and Franklin/Templeton Distributors, Inc.

            (xi) Distribution Plan between Registrant, on behalf of Franklin Bond Fund, and Franklin/Templeton Distributors, Inc. dated July 16, 1998

      (16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited).

            Not Applicable

      (17)  Power of Attorney

            (i) Power of Attorney for Franklin Investors Securities Trust dated April 16, 1998
                    Filing: Post-Effective Amendment No. 23 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    File Date: May 20, 1998

            (ii) Certificate of Secretary for Franklin Investors Securities Trust dated April 16, 1998
                    Filing: Post-Effective Amendment No. 23 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    File Date: May 20, 1998

            (iii) Power of Attorney for Adjustable Rate Securities Portfolios dated February 16, 1995
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

            (iv) Certificate of Secretary for Adjustable Rate Securities Portfolios dated February 16, 1995
                    Filing: Post-Effective Amendment No. 17 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 29, 1995

      (18) Copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act

            (i) Multiple Class Plan for Franklin Global Government Income Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 20 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 31, 1996

            (ii) Multiple Class Plan for Franklin Short-Intermediate U.S. Government Securities Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 20 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: December 31, 1996

            (iii) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
                    Filing: Post-Effective Amendment No. 21 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: February 28, 1997

            (iv)    Form of Multiple Class Plan for Franklin Equity Income
                    Fund

            (v)     Multiple Class Plan for Franklin Bond Fund dated July 16,
                    1998

      (27)  Financial Data Schedule

            Not Applicable

ITEM 25     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            REGISTRANT

            None

ITEM 26     NUMBER OF HOLDERS OF SECURITIES

            Not Applicable

ITEM 27     INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a) The officers and directors of the Registrant's manager, Administrator, and the Master Fund's investment adviser, Franklin Advisers, Inc. ("Advisers") also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc., an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Global Government Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see part B and Schedules A and D of Form ADV of the Franklin Global Government Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

ITEM 29     PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30     LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

ITEM 31     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32     UNDERTAKINGS

a) The Registrant hereby undertakes to comply with the information requirement in Item 5A of Form N-1A including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of December, 1998.

                                    FRANKLIN INVESTORS SECURITIES TRUST
                                    (Registrant)

                                    By:   EDWARD B. JAMIESON*
                                          -------------------
                                          Edward B. Jamieson,
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON*                    Trustee and Principal
Edward B. Jamieson                     Executive Officer
                                       Dated: December 28, 1998

MARTIN L. FLANAGAN*                    Principal Financial Officer
Martin L. Flanagan                     Dated: December 28, 1998

DIOMEDES LOO-TAM*                      Principal Accounting Officer
Diomedes Loo-Tam                       Dated: December 28, 1998

FRANK H. ABBOTT, III*                  Trustee
Frank H. Abbott, III                   Dated: December 28, 1998

HARRIS J. ASHTON*                      Trustee
Harris J. Ashton                       Dated: December 28, 1998

S. JOSEPH FORTUNATO*                   Trustee
S. Joseph Fortunato                    Dated: December 28, 1998

EDITH E. HOLIDAY*                      Trustee
Edith E. Holiday                       Dated: December 28, 1998

CHARLES B. JOHNSON*                    Trustee
Charles B. Johnson                     Dated: December 28, 1998

RUPERT H. JOHNSON, JR.*                Trustee
Rupert H. Johnson, Jr.                 Dated: December 28, 1998

FRANK W.T. LAHAYE*                     Trustee
Frank W.T. LaHaye                      Dated: December 28, 1998

GORDON S. MACKLIN*                     Trustee
Gordon S. Macklin                      Dated: December 28, 1998


*By   /s/ Larry L. Greene
      Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)




                       FRANKLIN INVESTORS SECURITIES TRUST
                             REGISTRATION STATEMENT

                                 EXHIBITS INDEX

  EXHIBIT NO.              DESCRIPTION                             LOCATION

  EX-99.B1(i)              Agreement and Declaration of Trust         *
                           dated December 16, 1986

  EX-99.B1(ii)             Certificate of Amendment of                *
                           Agreement and Declaration of Trust
                           dated March 21, 1995

  EX-99.B1(iii)            Certificate of Amendment of                *
                           Agreement and Declaration of Trust
                           dated March 13, 1990

  EX-99.B1(iv)             Certificate of Amendment of                *
                           Agreement and Declaration of Trust
                           dated March 21, 1989

  EX-99.B2(i)              By-Laws                                    *

  EX-99.B2(ii)             Amendment to By-Laws dated January         *
                           18, 1994

  EX-99.B5(i)              Management Agreement between               *
                           Registrant and Franklin Advisers,
                           Inc. dated April 15, 1987

  EX-99.B5(ii)             Administration Agreement between           *
                           Registrant, on behalf of Franklin
                           Adjustable U.S. Government
                           Securities Fund, and Franklin
                           Advisers, Inc. dated June 3, 1991

  EX-99.B5(iii)            Administration Agreement between           *
                           Registrant, on behalf of Franklin
                           Adjustable Rate Securities Fund, and
                           Franklin Advisers, Inc. dated
                           December 26, 1991

  EX-99.B5(iv)             Subadvisory Agreement between              *
                           Franklin Advisers, Inc., on behalf
                           of Franklin Investors Securities
                           Trust (on behalf of its series:
                           Franklin Global Government Income
                           Fund), and Templeton Investment
                           Counsel, Inc. dated May 1, 1994

  EX-99.B5(v)              Amendment dated August 1, 1995 to          *
                           the Administration Agreement between
                           Registrant, on behalf of Franklin
                           Adjustable Rate Securities Fund, and
                           Franklin Advisers, Inc. dated
                           December 26, 1991

  EX-99.B5(vi)             Amendment dated August 1, 1995 to          *
                           the Administration Agreement between
                           Registrant, on behalf of Franklin
                           Adjustable U.S. Government
                           Securities Fund, and Franklin
                           Advisers, Inc. dated June 3, 1991

  EX-99.B5(vii)            Investment Advisory Agreement              Attached
                           between Registrant, on behalf of
                           Franklin Bond Fund, and Franklin
                           Advisers, Inc. dated July 16, 1998

  EX-99.B5(viii)           Subadvisory Agreement between              Attached
                           Franklin Advisers, Inc., on behalf
                           of Franklin Investors Securities
                           Trust (on behalf of its series:
                           Franklin Bond Fund), and Templeton
                           Investment Counsel, Inc. dated July
                           16, 1998

  EX-99.B5(ix)             Fund Administration Agreement              Attached
                           between Registrant, on behalf of
                           Franklin Bond Fund, and Franklin
                           Templeton Services, Inc. dated July
                           16, 1998

  EX-99.B6(i)              Amended and Restated Distribution          *
                           Agreement between Registrant and
                           Franklin/Templeton  Distributors,
                           Inc. dated March 29, 1995

  EX-99.B6(ii)             Forms of Dealer Agreements between         Attached
                           Franklin/Templeton Distributors,
                           Inc. and Securities Dealers

  EX-99.B8(i)              Global Custody Agreement between The       *
                           Chase Manhattan Bank, N.A. and
                           Franklin Investors Securities Trust,
                           on behalf of Franklin Global
                           Government Income Fund, dated July
                           28, 1995

  EX-99.B8(ii)             Master Custody Agreement between           *
                           Registrant and Bank of New York
                           dated February 16, 1996

  EX-99.B8(iii)            Terminal Link Agreement between            *
                           Registrant and Bank of New York
                           dated February 16, 1996

  EX-99.B8(iv)             Amendment dated May 7, 1997 to             *
                           Master Custody Agreement between
                           Registrant and Bank of New York
                           dated February 16, 1996

  EX-99.B8(v)              Amendment dated February 27, 1998 to       Attached
                           Exhibit A of the Master Custody
                           Agreement between Registrant and
                           Bank of New York dated February 16,
                           1996

  EX-99.B8(vi)             Foreign Custody Manager Agreement          Attached
                           between Registrant and Bank of New
                           York made as of July 30, 1998,
                           effective as of February 27, 1998

  EX-99.B9(i)              Subcontract for Fund Administrative        Attached
                           Services dated October 1, 1996 and
                           Amendment thereto dated April 30,
                           1998 between Franklin Advisers, Inc.
                           and Franklin Templeton Services,
                           Inc.

  EX-99.B10(i)             Opinion and Consent of Counsel dated       *
                           May 14, 1998

  EX-99.B11(i)             Consent of Independent Auditors            Attached

  EX-99.B13(i)             Letter of Understanding relating to        *
                           Franklin Global Government Income
                           Fund - Class II and Franklin Equity
                           Income Fund - Class II dated April
                           12, 1995

  EX-99.B13(ii)            Letter of Understanding relating to        *
                           Franklin Adjustable Rate Securities
                           Fund

  EX-99.B13(iii)           Letter of Understanding relating to        Attached
                           Franklin Bond Fund dated July 24,
                           1998

  EX-99.B15(i)             Distribution Plan between                  *
                           Registrant, on behalf of Franklin
                           Global Government Income Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated May 1, 1994

  EX-99.B15(ii)            Distribution Plan between                  *
                           Registrant, on behalf of Franklin
                           Short-Intermediate U.S. Government
                           Securities Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated May 1, 1994

  EX-99.B15(iii)           Distribution Plan between                  *
                           Registrant, on behalf of Franklin
                           Convertible Securities Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated May 1, 1994

  EX-99.B15(iv)            Amended and Restated Distribution          *
                           Plan between Registrant, on behalf
                           of Franklin Adjustable U.S.
                           Government Securities Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated July
                           1, 1993

  EX-99.B15(v)             Distribution Plan between                  *
                           Registrant, on behalf of Franklin
                           Equity Income Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated May
                           1, 1994

  EX-99.B15(vi)            Amended and Restated Distribution          *
                           Plan between Registrant, on behalf
                           of Franklin Adjustable Rate
                           Securities Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated
                           July 1, 1993

  EX-99.B15(vii)           Class II Distribution Plan pursuant        *
                           to Rule 12b-1 between Registrant, on
                           behalf of Franklin Global Government
                           Income Fund, and Franklin/Templeton
                           Distributors, Inc. dated March 30,
                           1995

  EX-99.B15(viii)          Class II Distribution Plan pursuant        *
                           to Rule 12b-1 between Registrant, on
                           behalf of Franklin Convertible
                           Securities Fund, and
                           Franklin/Templeton Distributors,
                           Inc. dated September 29, 1995

  EX-99.B15(ix)            Class II Distribution Plan pursuant        *
                           to Rule 12b-1 between Registrant, on
                           behalf of Franklin Equity Income
                           Fund, and Franklin/Templeton
                           Distributors, Inc. dated March 30,
                           1995

  EX-99.B15(x)             Form of Distribution Plan pursuant         Attached
                           to Rule 12b-1 between Registrant, on
                           behalf of Franklin Equity Income
                           Fund - Class B, and
                           Franklin/Templeton Distributors, Inc.

  EX-99.B15(xi)            Distribution Plan between                  Attached
                           Registrant, on behalf of Franklin
                           Bond Fund, and Franklin/Templeton
                           Distributors, Inc. dated July 16,
                           1998

  EX-99.B17(i)             Power of Attorney for Franklin             *
                           Investors Securities Trust dated
                           April 16, 1998

  EX-99.B17(ii)            Certificate of Secretary for               *
                           Franklin Investors Securities Trust
                           dated April 16, 1998

  EX-99.B17(iii)           Power of Attorney for Adjustable           *
                           Rate Securities Portfolios dated
                           February 16, 1995

  EX-99.B17(iv)            Certificate of Secretary for               *
                           Adjustable Rate Securities
                           Portfolios dated February 16, 1995

  EX-99.B18(i)             Multiple Class Plan for Franklin           *
                           Global Government Income Fund dated
                           June 18, 1996

  EX-99.B18(ii)            Multiple Class Plan for Franklin           *
                           Short-Intermediate U.S. Government
                           Securities Fund dated June 18, 1996

  EX-99.B18(iii)           Multiple Class Plan for Franklin           *
                           Convertible Securities Fund dated
                           August 15, 1995

  EX-99.B18(iv)            Form of Multiple Class Plan for            Attached
                           Franklin Equity Income Fund

  EX-99.B18(v)             Multiple Class Plan for Franklin           Attached
                           Bond Fund dated July 16, 1998



*Incorporated by reference